FINANCIAL RISK MANAGEMENT - Risk-rating Analysis (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial risk management [line Items]
Financial assets			S/ 164,228,539
Percentage of financial assets	100.00%	100.00%
Trading securities, available-for-sale and held-to-maturity investments [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 33,530,531	S/ 32,863,118
AAA [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,621,270	S/ 1,219,451
Percentage of financial assets	4.80%	3.70%
AAA [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 657,787	S/ 286,417
Percentage of financial assets	2.00%	0.90%
AA- a AA+ [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,853,042	S/ 1,483,063
Percentage of financial assets	5.50%	4.50%
AA- a AA+ [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 854,501	S/ 513,577
Percentage of financial assets	2.50%	1.60%
A- to A+ [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 8,970,590	S/ 6,809,865
Percentage of financial assets	26.80%	20.70%
A- to A+ [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,581,995	S/ 1,265,390
Percentage of financial assets	4.70%	3.90%
BBB- to BBB+ [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,874,556	S/ 2,282,714
Percentage of financial assets	5.60%	6.90%
BBB- to BBB+ [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 2,974,639	S/ 4,064,725
Percentage of financial assets	8.90%	12.40%
BB- to BB+ [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 517,146	S/ 459,249
Percentage of financial assets	1.50%	1.40%
BB- to BB+ [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 996,917	S/ 1,383,960
Percentage of financial assets	3.00%	4.20%
Lower and equal to +B [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 0	S/ 7,397
Percentage of financial assets	0.00%	0.00%
Lower and equal to +B [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 54,316	S/ 81,627
Percentage of financial assets	0.20%	0.20%
BCRP certificates of deposit [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 8,665,272	S/ 9,829,584
Percentage of financial assets	25.80%	29.90%
Listed and unlisted securities [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 573,485	S/ 650,507
Percentage of financial assets	1.70%	2.00%
Listed and unlisted securities [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 88,799	S/ 100,031
Percentage of financial assets	0.30%	0.30%
Restricted mutual funds [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 460,086	S/ 407,350
Percentage of financial assets	1.40%	1.20%
Investment funds | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 102,085	S/ 66,932
Percentage of financial assets	0.30%	0.20%
Investment funds | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 294,158	S/ 168,870
Percentage of financial assets	0.90%	0.50%
Mutual funds [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 291,024	S/ 16,811
Percentage of financial assets	0.90%	0.10%
Mutual funds [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 302,528	S/ 381,107
Percentage of financial assets	0.90%	1.20%
Other instruments [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 264,497	S/ 727,713
Percentage of financial assets	0.80%	2.20%
Other instruments [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 198,217	S/ 167,404
Percentage of financial assets	0.50%	0.50%
Subtotal [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 25,193,053	S/ 23,960,636
Percentage of financial assets	75.10%	72.80%
Subtotal [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 8,337,478	S/ 8,902,482
Percentage of financial assets	24.90%	27.20%
Participations of RAL Funds [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 300,398	S/ 445,039
Percentage of financial assets	0.90%	1.40%
Hedge funds [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 33,223	S/ 44,335
Percentage of financial assets	0.10%	0.10%